Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
TextBlock 1 [Abstract]
Summary of Income Tax Expense
(a)	Income tax expense for the years ended December 31, 2022, 2023 and 2024 were as follows:

(in millions of Won)	2022		2023	2024
Current income taxes(*1)	￦	932,085	802,997	598,276
Deferred income tax due to temporary differences		(407,958)	3,631	(332,431)
Items recognized directly in equity		(62,593)	(17,261)	55,109

Income tax expense	￦	461,534	789,367	320,954

(*1)	Refund (additional payment) of income taxes as a result of a final corporation tax return, tax audits and others credited (charged) directly to current income taxes.

Income Tax Credit (Charged) Directly to Equity
(b)	The income taxes credited (charged) directly to equity for the years ended December 31, 2022, 2023 and 2024 were as follows:

(in millions of Won)	2022		2023	2024
Net changes in fair value of equity investments at fair value through other comprehensive income(*1)	￦	(37,431)	(71,600)	41,999
Remeasurements of defined benefit plans(*1)		(16,971)	34,406	27,261
Others		(8,191)	19,933	(14,151)

	￦	(62,593)	(17,261)	55,109

(*1)	These amounts were recognized in other comprehensive income.

Reconciliation of Calculated Income Tax Expense Based on the Statutory Rate to Actual Amount of Taxes Recorded
(c)
The following table reconciles the calculated income tax expense based on POSCO’s statutory rate (26.4% for 2022, 2023 and 2024) to the actual amount of taxes recorded by the Company for the years ended December 31, 2022, 2023 and 2024.

(in millions of Won)	2022		2023	2024
Profit before income taxes	￦	4,047,491	2,635,426	1,326,230
Income tax expense computed at statutory rate		1,101,240	685,381	303,124
Adjustments:
Tax credits		(133,727)	(82,233)	(22,122)
Additional income tax expense for prior years (Refund of taxes for prior years)		22,929	152,656	(77,482)
Investment in subsidiaries, associates and joint ventures(*1)		(413,349)	146,498	107,197
Tax effects due to permanent differences		19,350	(3,011)	(3,801)
Carryforward of unused tax losses(*2)		(3,167)	(126,110)	(19,545)
Effect of tax rate change		(180,533)	4,998	7,368
Others		48,791	11,188	26,215

		(639,706)	103,986	17,830

Income tax expense	￦	461,534	789,367	320,954

Effective tax rate (%)		11.40%	29.95%	24.20%

(*1)
During the year ended December 31, 2022, POSCO HOLDINGS INC. sold certain of its subsidiaries and associates to POSCO, a subsidiary of POSCO Holdings, and classified CSP-Compania Siderurgica do Pecem, an investment in joint venture as assets held for sale. This amount includes
￦
451,352 million related to recognition of deferred tax assets which were previously not recognized.

(*2)	During the year ended December 31, 2023, POSCO HOLDINGS INC. recognized tax benefits of ￦ 122,922 million from utilizing tax losses carryforwards of a joint venture upon disposal of the joint venture.

Movements in Deferred Tax Assets (Liabilities)
(d)	The movements in deferred tax assets (liabilities) for the years ended December 31, 2023 and 2024 were as follows:

(in millions of Won)	2023				2024
	Beginning		Inc. (Dec.)	Ending	Beginning	Inc. (Dec.)	Ending
Deferred income tax due to temporary differences
Allowance for doubtful accounts	￦	130,501	26,107	156,608	156,608	30,864	187,472
PP&E and Intangible asset		382,838	(143,136)	239,702	239,702	47,225	286,927
Share of profit or loss of equity-accounted investees		269,638	21,281	290,919	290,919	(5,965)	284,954
Allowance for inventories valuation		47,565	15,622	63,187	63,187	(28,338)	34,849
Prepaid expenses		16,923	(3,370)	13,553	13,553	1,389	14,942
Gain or loss on foreign currency translation		(13,706)	156,945	143,239	143,239	74,341	217,580
Defined benefit liabilities		(40,417)	36,883	(3,534)	(3,534)	12,664	9,130
Provision for construction losses		17,949	(6,280)	11,669	11,669	668	12,337
Provision for construction warranty		70,271	(24,548)	45,723	45,723	(2,482)	43,241
Accrued income		(39,762)	18,491	(21,271)	(21,271)	6,712	(14,559)

(in millions of Won)	2023				2024
	Beginning		Inc. (Dec.)	Ending	Beginning	Inc. (Dec.)	Ending
Provision for accelerated depreciation		(2,736,674)	75,944	(2,660,730)	(2,660,730)	33,443	(2,627,287)
Spin-off		1,543,628	(7,451)	1,536,177	1,536,177	(558)	1,535,619
Impairment loss on AFS		94,542	(225)	94,317	94,317	(29,506)	64,811
Difference in acquisition costs of treasury shares		43,892	(151)	43,741	43,741	(9,513)	34,228
Others		487,444	(328,342)	159,102	159,102	(40,486)	118,616

		274,632	(162,230)	112,402	112,402	90,458	202,860

Deferred income taxes recognized directly to equity
Net changes in fair value of equity investments at fair value through other comprehensive income		36,028	(71,600)	(35,572)	(35,572)	47,453	11,881
Others		(7,051)	54,339	47,288	47,288	13,110	60,398

		28,977	(17,261)	11,716	11,716	60,563	72,279

Deferred tax from tax credit
Tax credit carry-forward and others		71,364	182,195	253,559	253,559	130,817	384,376
Investments in subsidiaries, associates and joint ventures
Investments in subsidiaries, associates and joint ventures		224,021	(6,335)	217,686	217,686	50,594	268,280

	￦	598,994	(3,631)	595,363	595,363	332,432	927,795

Summary of Deferred Tax Assets And Liabilities
(e)	Deferred tax assets and liabilities as of December 31, 2023 and 2024 are as follows:

(in millions of Won)	2023				2024
	Assets		Liabilities	Net	Assets	Liabilities	Net
Deferred income tax due to temporary differences
Allowance for doubtful accounts	￦	156,681	(73)	156,608	187,522	(50)	187,472
PP&E and Intangible asset		337,094	(97,392)	239,702	381,583	(94,656)	286,927
Share of profit or loss of equity-accounted investees		304,225	(13,306)	290,919	297,596	(12,642)	284,954
Allowance for inventories valuation		63,187	—	63,187	34,849	—	34,849
Prepaid expenses		13,659	(106)	13,553	16,366	(1,424)	14,942
Gain or loss on foreign currency translation		205,170	(61,931)	143,239	222,220	(4,640)	217,580
Defined benefit liabilities		598,177	(601,711)	(3,534)	612,680	(603,550)	9,130
Provision for construction losses		11,669	—	11,669	12,337	—	12,337
Provision for construction warranty		45,723	—	45,723	43,241	—	43,241
Accrued income		—	(21,271)	(21,271)	—	(14,559)	(14,559)
Provision for accelerated depreciation		—	(2,660,730)	(2,660,730)	—	(2,627,287)	(2,627,287)
Spin-off		1,536,177	—	1,536,177	1,538,619	(3,000)	1,535,619
Impairment loss on AFS		94,317	—	94,317	64,811	—	64,811
Difference in acquisition costs of treasury shares		43,741	—	43,741	34,228	—	34,228
Others		193,833	(34,731)	159,102	203,111	(84,495)	118,616

		3,603,653	(3,491,251)	112,402	3,649,163	(3,446,303)	202,860

(in millions of Won)	2023				2024
	Assets		Liabilities	Net	Assets	Liabilities	Net
Deferred income taxes recognized directly to equity
Net changes in fair value of equity investments at fair value through other comprehensive income		50,134	(85,706)	(35,572)	59,666	(47,785)	11,881
Others		76,604	(29,316)	47,288	67,722	(7,324)	60,398

		126,738	(115,022)	11,716	127,388	(55,109)	72,279

Deferred tax from tax credit
Tax credit carry-forward and others		253,559	—	253,559	384,376	—	384,376
Investments in subsidiaries, associates and joint ventures
Investments in subsidiaries, associates and joint ventures		499,326	(281,640)	217,686	544,482	(276,202)	268,280

	￦	4,483,276	(3,887,913)	595,363	4,705,409	(3,777,614)	927,795

(f)
As of December 31, 2024, deductible temporary differences of
￦
5,512,331 million and taxable temporary differences of
￦
10,054,607 million related to investments in subsidiaries and associates were not recognized as deferred tax assets or liabilities because it is not probable that they will reverse in the foreseeable future.

(g)	The Company recognized current tax payable or receivable at the amount expected to be paid or received that reflects uncertainty related to income taxes.

(h)	Global minimum top-up tax
In 2023, Pillar Two legislation has been enacted in the Republic of Korea, where the controlling company is domiciled, which is effective for the fiscal years starting on or after January 1, 2024. Accordingly, the Company calculated the Pillar Two income tax expense for the year ended December 31, 2024 as it is subject to global minimum top-up
tax under the application of the OECD’s Pillar Two Model Rules via domestic legislation. The Company reviewed subsidiaries qualifying as taxpayer, including the controlling company and, as a result, did not recognize any income tax expense for the year ended December 31, 2024 as the impact of the global minimum top-up
tax on the consolidated financial statements as of December 31, 2024 would not be significant. Furthermore, the Company applies temporary exception to the recognition and disclosure of deferred taxes arising from the jurisdictional implementation of the Pillar Two Model Rules as prescribed in IAS No. 12 “Income Taxes”. Accordingly, it did not recognize deferred tax assets and liabilities related to the global minimum top-up
tax and does not disclose information related to deferred income tax.